Supplement to the
Fidelity Advisor
Focus Funds®
Class A, Class T, Class B, and Class C
September 29, 2003
Prospectus

Shareholder Meeting. On or about April 14, 2004, a meeting of the shareholders of the Fidelity Advisor Focus Funds will be held to vote on various proposals. Shareholders of record on February 17, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 26 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

The following information replaces the biographical information for Samuel Peters found in the "Fund Management" section on page 32.

James Morrow is manager of Advisor Electronics Fund, which he has managed since February 2004. Since joining Fidelity Investments in 1998, Mr. Morrow has worked as a research analyst and manager.

The following information replaces the biographical information for Steve Calhoun found in the "Fund Management" section on page 32.

Samuel Peters is manager of Advisor Healthcare Fund, which he has managed since February 2004. Mr. Peters also manages other Fidelity funds. Since joining Fidelity Investments in 1998, Mr. Peters has worked as a research analyst and manager.

The following information replaces the biographical information for Christian Zann found in the "Fund Management" section on page 32.

Joshua Spencer is manager for Advisor Consumer Industries Fund, which he has managed since January 2004. Mr. Spencer joined Fidelity Investments as a research analyst in 2000, after receiving an MBA from the University of Chicago. Previously, Mr. Spencer was a senior associate with ICF Kaiser Consulting Group, a consulting and engineering firm in Fairfax, Virginia from, 1996 to 1998.

AFOC-04-04 April 2, 2004
1.480125.135

Supplement to the
Fidelity® Advisor Real Estate Fund
Class A, Class T, Class B, and Class C
September 29, 2003
Prospectus

Shareholder Meeting. On or about April 14, 2004, a meeting of the shareholders of Fidelity Advisor Real Estate Fund will be held to vote on various proposals. Shareholders of record on February 17, 2004 are entitled to vote at the meeting.

For more detailed information concerning the proposals under consideration, please contact Fidelity at 1-877-208-0098 to request a free copy of the proxy statement.

Effective April 2, 2004 the following information found under the heading "Minimums" in the "Buying and Selling Shares" section on page 11 has been changed as follows.

Purchase amounts of more than $49,999 will not be accepted for Class B shares.

ARE-04-02 April 2, 2004
1.777594.103